Offerings - Offering: 1	Oct. 24, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.05 per share
Amount Registered	2,000,000
Proposed Maximum Offering Price per Unit	10.86
Maximum Aggregate Offering Price	$ 21,720,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,999.54
Offering Note

(1)

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares that may be issued to adjust the number of shares issued pursuant to the plans described herein in the event of a stock dividend, stock split, reverse stock split, extraordinary dividend, extraordinary distribution, recapitalization, reorganization, merger, combination, consolidation, split-up, spin-off, combination, exchange of shares, rights offering, separation, reorganization, liquidation or similar event.

Represents additional shares of the registrant’s common stock reserved for issuance under the Richardson Electronics, Ltd. Amended and Restated 2011 Long-Term Incentive Plan, as amended by Amendment One (the “Incentive Plan”), following approval by the Board of Directors and shareholders of Amendment One. To the extent that awards outstanding under the Incentive Plan are forfeited, cancelled, surrendered or terminated without issuance of shares, the shares of common stock subject to such awards will be available for future issuance under the Incentive Plan.

Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the registrant’s common stock as reported on the Nasdaq Global Select Market on October 22, 2025, which date is within five business days prior to the filing of this registration statement.